Consolidated Condensed Interim Statement of Cash Flows (USD $)	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Loss for the period	$ (2,798,908)	$ (14,218,945)	$ (4,048,256)	$ 2,729,649	$ (8,290,689)	$ (2,400,363)
Items not affecting cash
Accrued interest	4,067	3,947	2,091	6,088	8,020	7,521
Change in fair value of derivative liability	166,388	7,142,775	276,963	(6,867,477)	(1,324,051)	(318,502)
Change in fair value of derivative liability due to change in warrant terms			(23,658)
Loss on exchange of warrants			249,062
Warrants issued for services				124,020	124,020	49,379
Stock-based compensation	893,665	1,520,487	323,358	1,246,353	2,146,766	1,130,240
Shares issued to Valent for royalty reduction		598,000			598,000
Non-cash derivative issue costs		2,201,008			2,201,008
Units issued for services						180,144
Warrants issued for patents
Net income (loss) after adjustments of non-cash items	(1,845,967)	(2,752,728)	(3,220,440)	(2,761,367)	(4,536,926)	(1,351,581)
Changes in non-cash working capital
Taxes and other receivables	1,490	28,605	(39,472)	6,475	34,437	(6,697)
Prepaid expenses	(63,744)	(192,484)	(14,375)	(48,322)	(142,105)	(14,581)
Accounts payable and accrued liabilities	104,449	(246,388)	241,269	(26,814)	(537,158)	865,007
Related party payables	(54,070)	(211,315)	(11,457)	(200,664)	(338,747)	(70,183)
Total changes in non-cash working capital			175,965	(269,325)
Net cash flows from operating activities	(1,857,842)	(3,374,310)	(3,044,475)	(3,030,692)	(5,520,499)	(578,035)
Cash flows from financing activities
Net proceeds from the exercise of warrants	2,480,750		1,404,177	221,850
Net proceeds from the issuance of units		9,639,520			9,639,520	671,570
Deferred costs			(108,637)			(90,771)
Series A preferred stock dividend			(4,178)
Net proceeds from the issuance of common shares
Net cash flows from financing activities	2,480,750	9,639,520	1,291,362	221,850	9,639,520	580,799
Increase (decrease) in cash and cash equivalents	622,908	6,265,210	(1,753,113)	(2,808,842)	4,119,021	2,764
Cash and cash equivalents - beginning of period	4,136,803	17,782	4,759,711	6,280,992	17,782	15,018
Cash and cash equivalents - end of period	4,759,711	6,280,992	3,006,598	3,474,150	4,136,803	17,782
Supplementary information
Issuance of preferred shares for the settlement of the loan payable to Valent (note 3)			278,530
Reclassification of derivative liability to equity upon the exercise of Investor Warrants (note 5)			391,422
Reclassification of derivative liability to equity upon the exchange of Investor Warrants (note 5)			728,835
Reclassification of derivative liability to equity upon the amendment of Dividend Warrants (note 5)			975,278
Reclassification Of Stock Option Liability Upon Forfeiture Of Stock Options			38,038
Issuance of shares for the settlement of accounts payable (notes 7 and 10)						253,050
Issuance of units for the settlement of accounts payable (notes 8 and 10)
Non-cash share issuance costs (note 9)		6,288,594			6,288,594
Cashless exercise of Placement Agent Warrants (note 9)					239,600
Settlement of accounts payable with a loan payable (note 5)
Exercise of CA$0.50 warrants for no additional consideration (note 9)	17,600				241,715
Deferred costs (note 9(f))		$ 90,771			$ 90,771